Long-Term Incentive Plans (LTIPs) - 2016 HeadHunter Unit Option Plan Amendment (Details) - RUB (₽)					1 Months Ended		12 Months Ended
	May 08, 2022	May 08, 2021	May 08, 2020	May 08, 2019	Mar. 31, 2019	Apr. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2016 Headhunter Unit Option Plan
Management incentive agreement
Expense from equity-settled awards							₽ 5,734,000	₽ 14,489,000	₽ 35,500,000
2016 Headhunter Unit Option Plan | Equity Settled Awards
Management incentive agreement
Social taxes							74,240,000	144,029,000	115,974,000
Social taxes payable							₽ 226,311,000	₽ 300,551,000	₽ 156,522,000
2016 Headhunter Unit Option Plan | Initial public offering
Management incentive agreement
Awards settled in equity, vesting percentage	18.75%
Amendment to 2016 HeadHunter Unit Option Plan
Management incentive agreement
Awards settled in cash, vesting percentage					25.00%	25.00%
Awards settled in equity, vesting percentage					18.75%
Incremental fair value recognized on modification					₽ 10,815,000	₽ 10,815,000
Fair value recognized on additional share awards										₽ 28,000,000
Amendment to 2016 HeadHunter Unit Option Plan | Initial public offering
Management incentive agreement
Awards settled in cash, vesting percentage				25.00%
Awards settled in equity, vesting percentage		37.50%	37.50%